Senior secured notes (Details Textual) (CAD) In Millions, unless otherwise specified	12 Months Ended
Sep. 30, 2012
Debt Instrument, Interest Rate, Stated Percentage	11.50%
Debt Instrument, Maturity Date	Jan. 31, 2017
Percentage Of Notes Issued Price	94.608%
Debt Instrument, Interest Rate, Effective Percentage	13.40%
Percentage Of Debt Instrument Aggregate Principal Amount	35.00%
Percentage Of Debt Instrument Redemption Price	111.50%
Remaining Percentage Of Debt Instrument Aggregate Principal Amount	65.00%
Percentage Of Purchase Price In Cash Of Debt Instrument	101.00%
Private Placement [Member]
Proceeds from Issuance of Debt	132.5